Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	289,237	261,451
Less: Deferred financing costs and debt discounts	(4,208)	(3,864)
Total	285,029	257,587
Less - current portion	(61,238)	(37,401)
Long-term portion	223,791	220,186

Annual Principal Payments
The annual principal payments required to be made after June 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2026	62,872
2027	43,216
2028	46,445
2029	56,302
Thereafter	80,402
Total	289,237